Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,777	SFr 1,935	SFr 1,778	SFr 1,846	SFr 1,735
Average recorded investment, without specific allowance	423	390	505	405	435
Average recorded investment	2,200	2,325	2,283	2,251	2,170
Interest income recognized
Interest income recognized, with a specific allowance	5	5	4	10	7
Interest income recognized, without specific allowance	4	3	2	7	5
Interest income recognized	9	8	6	17	12
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	2	1	5	2
Interest income recognized on a cash basis, without specific allowance	1	0	0	1	0
Interest income recognized on a cash basis	4	2	1	6	2
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,263	1,428	1,269	1,338	1,216
Average recorded investment, without specific allowance	326	293	362	309	310
Average recorded investment	1,589	1,721	1,631	1,647	1,526
Interest income recognized
Interest income recognized, with a specific allowance	3	5	3	8	6
Interest income recognized, without specific allowance	3	2	1	5	3
Interest income recognized	6	7	4	13	9
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	2	0	3	1
Interest income recognized on a cash basis, without specific allowance	1	0	0	1	0
Interest income recognized on a cash basis	2	2	0	4	1
Real estate
Average recorded investment
Average recorded investment, with a specific allowance	71	72	66	71	71
Average recorded investment, without specific allowance	37	24	47	31	37
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	1,110	1,238	1,034	1,167	976
Average recorded investment, without specific allowance	289	268	307	278	267
Interest income recognized
Interest income recognized, with a specific allowance	3	5	2	8	5
Interest income recognized, without specific allowance	3	2	1	5	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	2	0	3	1
Interest income recognized on a cash basis, without specific allowance	1	0	0	1	0
Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	76	108	164	92	167
Average recorded investment, without specific allowance	0	1	0	0	2
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1	0	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	6	10	5	8	2
Average recorded investment, without specific allowance	0	0	8	0	4
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	514	507	509	508	519
Average recorded investment, without specific allowance	97	97	143	96	125
Average recorded investment	611	604	652	604	644
Interest income recognized
Interest income recognized, with a specific allowance	2	0	1	2	1
Interest income recognized, without specific allowance	1	1	1	2	2
Interest income recognized	3	1	2	4	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0	1	2	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	2	0	1	2	1
Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	233	201	185	217	191
Average recorded investment, without specific allowance	87	76	102	81	88
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	1	1	1	2	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	112	134	121	121	118
Average recorded investment, without specific allowance	9	14	18	11	22
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	169	172	203	170	210
Average recorded investment, without specific allowance	1	7	23	4	15
Interest income recognized
Interest income recognized, with a specific allowance	1	0	0	1	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	0	1	0
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0	0	0
Bank
Average recorded investment
Average recorded investment, with a specific allowance				1,834	1,727
Average recorded investment, without specific allowance				405	435
Average recorded investment				2,239	2,162
Interest income recognized
Interest income recognized, with a specific allowance				10	7
Interest income recognized, without specific allowance				7	5
Interest income recognized				17	12
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				5	2
Interest income recognized on a cash basis, without specific allowance				1	0
Interest income recognized on a cash basis				6	2
Bank | Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance				1,326	1,208
Average recorded investment, without specific allowance				309	310
Average recorded investment				1,635	1,518
Interest income recognized
Interest income recognized, with a specific allowance				8	6
Interest income recognized, without specific allowance				5	3
Interest income recognized				13	9
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				3	1
Interest income recognized on a cash basis, without specific allowance				1	0
Interest income recognized on a cash basis				4	1
Bank | Real estate
Average recorded investment
Average recorded investment, with a specific allowance				71	71
Average recorded investment, without specific allowance				31	37
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance				1,155	968
Average recorded investment, without specific allowance				278	267
Interest income recognized
Interest income recognized, with a specific allowance				8	5
Interest income recognized, without specific allowance				5	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				3	1
Interest income recognized on a cash basis, without specific allowance				1	0
Bank | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance				92	167
Average recorded investment, without specific allowance				0	2
Interest income recognized
Interest income recognized, with a specific allowance				0	1
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance				8	2
Average recorded investment, without specific allowance				0	4
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Consumer
Average recorded investment
Average recorded investment, with a specific allowance				508	519
Average recorded investment, without specific allowance				96	125
Average recorded investment				604	644
Interest income recognized
Interest income recognized, with a specific allowance				2	1
Interest income recognized, without specific allowance				2	2
Interest income recognized				4	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				2	1
Interest income recognized on a cash basis, without specific allowance				0	0
Interest income recognized on a cash basis				2	1
Bank | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance				217	191
Average recorded investment, without specific allowance				81	88
Interest income recognized
Interest income recognized, with a specific allowance				1	1
Interest income recognized, without specific allowance				2	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	1
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance				121	118
Average recorded investment, without specific allowance				11	22
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance				170	210
Average recorded investment, without specific allowance				4	15
Interest income recognized
Interest income recognized, with a specific allowance				1	0
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	0
Interest income recognized on a cash basis, without specific allowance				SFr 0	SFr 0